Company Operations - Summary (Details)	12 Months Ended
Dec. 31, 2018 item shares
Company Operations
Number of common shares issued for each American Depository Receipts | shares	2
BRAZIL
Company Operations
Number of industrial units	7
Bahia
Company Operations
Number of industrial units	1
Maranho
Company Operations
Number of industrial units	1
Cear
Company Operations
Number of industrial units	1
Par
Company Operations
Number of industrial units	1
So Paulo
Company Operations
Number of industrial units	3